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AMERICAS

US Legal Services

Nicole L. Molleur

Paralegal

(860) 723-2256

Fax: (860) 723-2215

nicole.molleur@us.ing.com

VIA EDGARLINK

November 29, 2005

Securities and Exchange Commission

100 F Street

Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: Group Flexible Premium Deferred Variable Annuity Contracts for State University of New York (SUNY) Defined Contribution Retirement Plan
File Nos.: 33-81216 and 811-2513
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Supplement to the Contract Prospectus, Contract Prospectus Summary and the Statement of Additional Information contained in Post-Effective Amendment No. 31 to the Registration Statement on Form N-4 ("Amendment No. 31") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 31 which was declared effective on November 23, 2005. The text of Amendment No. 31 was filed electronically on November 23, 2005.

If you have any questions, please contact the undersigned or Michael Pignatella at 860-723-2239.

Sincerely,

/s/ Nicole L. Molleur

Nicole L. Molleur

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation